Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

	As of December 31,
In thousands of EUR	2019	2020
Trade payables	15,762	16,626
Invoices not yet received	19,292	14,118
Accrued employee benefit costs	7,943	8,866
Sundry accruals	13,441	22,162
Trade and Other Payables	56,438	61,772